PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Detailed Information about Property, Plant and Equipment

	Computer Equipment	Software	Field equipment and Vehicles	Office, Furniture and Leasehold Improvements	Road	Total
Cost
As at December 31, 2019	$417	$939	$6,891	$3,007	$2,079	$13,333
Additions	34	121	23	2,135	—	2,313
Disposals	—	—	(92)	—	—	(92)

At December 31, 2020	$451	$1,060	$6,822	$5,142	$2,079	$15,554
Reclassification	—	—	(275)	275	—	—
Additions	46	295	98	858	—	1,297
Disposals	—	—	—	(494)	—	(494)

Balance as at December 31, 2021	$497	$1,355	$6,645	$5,781	$2,079	$16,357

Accumulated Depreciation
As at December 31, 2019	$292	$651	$2,964	$710	$1,128	$5,745
Depreciation	78	190	857	710	455	2,290
Disposals	—	—	(60)	—	—	(60)

At December 31, 2020	$370	$841	$3,761	$1,420	$1,583	$7,975
Reclassification	—	—	(193)	193	—	—
Depreciation	57	202	612	885	389	2,145
Disposals	—	—	—	(382)	—	(382)

Balance as at December 31, 2021	427	1,043	4,180	2,116	1,972	9,738

Net book value at December 31, 2020	$81	$219	$3,061	$3,722	$496	$7,579

Net book value at December 31, 2021	$70	$312	$2,465	$3,665	$107	$6,619